Leases - Future minimum lease payments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Future minimum lease payments
Future minimum lease payments	$ 29,600,961
Interest	11,727,127
Present value of minimum lease payments	17,873,833
Current portion of lease liabilities	1,283,443	$ 392,279
Non-current portion of lease liabilities	16,590,390	$ 1,494,992
2022
Future minimum lease payments
Future minimum lease payments	2,142,683
Interest	859,240
Present value of minimum lease payments	1,283,443
Between one and five years
Future minimum lease payments
Future minimum lease payments	11,747,097
Interest	6,121,109
Present value of minimum lease payments	5,625,988
More than five years
Future minimum lease payments
Future minimum lease payments	15,711,180
Interest	4,746,778
Present value of minimum lease payments	$ 10,964,402